SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended	50 Months Ended	65 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Summary Of Significant Accounting Policies Details Narrative
Operating losses	$ 115,000	$ 113,740		$ 115,000
Operating losses expiring year	2036	2035
General and administrative expenses			$ 3,668	$ 3,747